PLAN DESCRIPTION (Details) - EBP 401(k) Plan	12 Months Ended
	Dec. 31, 2025 USD ($) year h	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite service period	60 days
Investments, at fair value	$ 6,091,456,000	$ 5,598,012,000
Net appreciation in fair value of investments	918,012,000
Dividends	$ 4,351,000
Self-directed brokerage account ("SDA"), transfers of balances to account, maximum percentage	25.00%
Self-directed brokerage account ("SDA"), transfers of balances to account, minimum initial transfer	$ 2,500
Pretax, maximum annual compensation to total compensation, percentage	50.00%
Aftertax, maximum annual compensation to total compensation, percentage	15.00%
Maximum annual compensation to total compensation, percentage	50.00%
Employer contribution maximum vesting age | year	65
Automatic deferral rate	6.00%
Forfeitures, decrease from administrative expense	$ 400,000
Forfeitures, decrease from employer contribution	3,600,000
Forfeitures	$ 5,100,000	4,500,000
Maximum borrowing, to total account, percentage	50.00%
General loan, borrowing term	12 months
Maximum borrowing, amount	$ 50,000
Minimum loan available	$ 500
Basis spread on variable rate	1.00%
Primary residence, borrowing term	300 months
Maximum distribution term	20 years
Involuntary cash-out limit	$ 1,000
EBP, Requisite Participant, Full-Time
EBP, Description of Plan [Line Items]
Requisite service period	60 days
Requisite age | year	21
EBP, Requisite Participant, Part-Time
EBP, Description of Plan [Line Items]
Requisite service period	12 months
Requisite age | year	21
Requisite service hours | h	1,000
EBP, Nondiscretionary Matching Contribution, Threshold One
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	1.00%
EBP, Nondiscretionary Matching Contribution, Threshold Two
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	80.00%
Employer contribution, participant compensation matched, percentage	5.00%
EBP, Discretionary Profit Sharing Contribution
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	1.25%
Minimum
EBP, Description of Plan [Line Items]
Repayment term	12 months
Notes receivable from participants, interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Repayment term	60 months
Notes receivable from participants, interest rate	9.50%
EBP, Other Related Party and Party-in-Interest
EBP, Description of Plan [Line Items]
Investments, at fair value	$ 48,000,000	53,000,000
Paramount Skydance Common Stock Funds
EBP, Description of Plan [Line Items]
Investments, at fair value	57,000,000	51,000,000
Net appreciation in fair value of investments	15,000,000
Dividends	900,000
Proceeds from sale of investments	79,000,000
Cost of purchased shares of investments	70,000,000
Proceeds from sale of investments, cash received	$ 3,000,000
Synthetic Guaranteed Investment Contracts | EBP, Other Related Party and Party-in-Interest
EBP, Description of Plan [Line Items]
Investments, at fair value		$ 60,000,000